Contract Assets in respect of Concession Arrangements for the Construction and Operation of Photovoltaic Systems (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets In Respect Of Concession Arrangements For Construction And Operation Of Photovoltaic Systems [Abstract]
Disclosure of information about contract assets
Project	Total capacity in MW	Stake in the project	Tariff approval for the facility (NIS 0.01 per kWh)	Rate of return on the contract asset	Contract asset as of December 31, 2024 (USD in thousands) (*)	Contract asset as of December 31, 2023 (USD in thousands)
Peirot HaGolan	1.5	51%	53.99	5.75% linked	-	2,704
Sde Nehemia	0.63	100%	53.99	5.75% linked	-	870
Barbur	0.5	51%	53.99	5.75% linked	-	680
Talmei Bilu	10	100%	102.46	6.5% linked	-	34,062
Mivtachim	10	100%	130.39	8% linked	-	40,411
Kramim	5	100%	96.31	6% linked	-	13,170
Idan	3	100%	96.31	6% linked	-	7,519
Balance as of December 31					-	99,416

Disclosure of information about reclassification of contract assets in respect of concession arrangements
	2024	2023
	USD in thousands
Balance as of January 1	99,416	106,774
Repayment of contract asset under concession arrangements	-	(14,120)
Finance incomes	-	9,643
Reclassification from IFRIC 12 to a fixed asset (*)	(99,416)	-
Translation differences	-	(2,881)
Balance as of December 31	-	99,416